Contract assets and liabilities (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Costs and estimated earnings on uncompleted contracts	$ 1,904		$ 5,150
Less: billings to date	(2,765)		(5,578)
Costs and estimated earnings on uncompleted contracts in excess of billings	(861)		(428)
Unbilled revenue	202		441
Deferred revenue	$ (1,063)		$ (869)
ZHEJIANG TIANLAN
Costs and estimated earnings on uncompleted contracts | ¥		¥ 406,064		¥ 433,195
Less: billings to date | ¥		(358,705)		(408,132)
Costs and estimated earnings on uncompleted contracts in excess of billings | ¥		¥ 47,359		¥ 25,063